UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2011

1.797936.108

ALSF-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 1.3%
Exide Technologies (a)	3,069,163	$ 13,811
Tenneco, Inc. (a)	353,300	11,560
TRW Automotive Holdings Corp. (a)	377,100	15,876
		41,247
Automobiles - 2.1%
Daimler AG (United States)	153,600	7,809
Ford Motor Co. (a)	1,621,267	18,936
General Motors Co.	1,004,083	25,956
General Motors Co.:
warrants 7/10/16 (a)	365,056	6,188
warrants 7/10/19 (a)	365,056	4,308
		63,197
Diversified Consumer Services - 4.5%
Service Corp. International (f)	13,030,876	130,309
Stewart Enterprises, Inc. Class A	1,163,232	7,491
		137,800
Hotels, Restaurants & Leisure - 0.7%
Ameristar Casinos, Inc.	89,900	1,663
O'Charleys, Inc. (a)	172,151	1,069
Penn National Gaming, Inc. (a)	475,164	17,106
Station Holdco LLC warrants 6/15/18 (a)(i)(j)	116,342	3
Wendy's Co. (a)	453,200	2,293
		22,134
Household Durables - 1.3%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	1,701
Lennar Corp. Class A	516,600	8,545
Newell Rubbermaid, Inc.	2,061,399	30,509
		40,755
Leisure Equipment & Products - 0.2%
Callaway Golf Co. (e)	1,339,225	7,781
Media - 4.8%
AMC Networks, Inc. Class A	109,744	3,580
Belo Corp. Series A	136,200	864
Cablevision Systems Corp. - NY Group Class A	438,976	6,352
Cinemark Holdings, Inc.	2,129,655	44,020
Comcast Corp. Class A	3,267,902	76,632
Gray Television, Inc. (a)(e)(f)	3,167,163	6,018
LIN TV Corp. Class A (a)	671,815	2,096
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)(e)	11,800	$ 24
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	7,459
		147,045
Multiline Retail - 0.3%
Target Corp.	152,700	8,360
Specialty Retail - 3.2%
Asbury Automotive Group, Inc. (a)	314,878	5,872
Charming Shoppes, Inc. (a)(e)	3,254,039	11,292
GameStop Corp. Class A (a)(e)	2,172,075	55,540
Sally Beauty Holdings, Inc. (a)	1,303,600	25,016
		97,720
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	262,180	17,060
Hanesbrands, Inc. (a)	335,900	8,858
PVH Corp.	451,282	33,580
		59,498
TOTAL CONSUMER DISCRETIONARY		625,537
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc.	181,391	13,082
Food Products - 1.7%
Darling International, Inc. (a)	3,028,758	42,463
Smithfield Foods, Inc. (a)	457,894	10,467
		52,930
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	6,772
TOTAL CONSUMER STAPLES		72,784
ENERGY - 14.5%
Energy Equipment & Services - 3.2%
Ensco International Ltd. ADR	90,000	4,469
Halliburton Co.	978,707	36,564
Noble Corp.	366,200	13,161
Oil States International, Inc. (a)	103,500	7,205
Parker Drilling Co. (a)	944,929	5,225
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	90,600	$ 6,656
Transocean Ltd. (United States)	453,200	25,900
		99,180
Oil, Gas & Consumable Fuels - 11.3%
Alpha Natural Resources, Inc. (a)	1,513,931	36,395
Carrizo Oil & Gas, Inc. (a)(e)	369,298	10,045
Chesapeake Energy Corp.	374,580	10,533
El Paso Corp.	6,599,671	165,058
Forest Oil Corp. (a)	1,097,891	12,801
HollyFrontier Corp.	1,474,196	45,243
Lone Pine Resources, Inc.	672,441	5,063
Overseas Shipholding Group, Inc. (e)	315,141	3,933
Peabody Energy Corp.	1,043,486	45,256
Range Resources Corp.	202,800	13,961
		348,288
TOTAL ENERGY		447,468
FINANCIALS - 6.6%
Capital Markets - 0.6%
Morgan Stanley	973,900	17,180
Commercial Banks - 2.4%
Huntington Bancshares, Inc.	9,144,520	47,369
Regions Financial Corp.	1,676,805	6,590
SunTrust Banks, Inc.	1,016,000	20,046
		74,005
Consumer Finance - 0.7%
American Express Co.	409,653	20,737
Diversified Financial Services - 0.9%
Citigroup, Inc.	617,053	19,493
JPMorgan Chase & Co.	213,400	7,418
		26,911
Insurance - 1.4%
AFLAC, Inc.	530,400	23,916
Assured Guaranty Ltd.	1,042,899	13,287
Lincoln National Corp.	360,400	6,866
		44,069
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. (a)	900,948	$ 2,712
Host Hotels & Resorts, Inc.	832,331	11,877
Sabra Health Care REIT, Inc.	452,492	4,647
		19,236
TOTAL FINANCIALS		202,138
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.0%
Alere, Inc. (a)	342,292	8,920
Boston Scientific Corp. (a)	1,659,600	9,775
Covidien PLC	286,325	13,469
		32,164
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)	463,624	8,104
DaVita, Inc. (a)	303,353	21,235
HCA Holdings, Inc.	998,521	23,415
Kindred Healthcare, Inc. (a)	89,913	1,047
Sun Healthcare Group, Inc. (a)	452,492	1,186
Tenet Healthcare Corp. (a)	13,028,291	61,624
Universal Health Services, Inc. Class B	317,795	12,702
		129,313
Pharmaceuticals - 1.1%
Hospira, Inc. (a)	297,042	9,342
Merck & Co., Inc.	666,700	23,001
		32,343
TOTAL HEALTH CARE		193,820
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.0%
American Science & Engineering, Inc.	69,305	4,714
Teledyne Technologies, Inc. (a)	280,200	15,262
Textron, Inc.	497,300	9,658
		29,634
Airlines - 1.8%
Delta Air Lines, Inc. (a)	4,355,662	37,110
Southwest Airlines Co.	478,033	4,087
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	309,700	$ 5,983
US Airways Group, Inc. (a)(e)	1,683,000	9,711
		56,891
Building Products - 1.8%
Armstrong World Industries, Inc.	954,422	40,649
Owens Corning (a)	561,039	15,922
Owens Corning warrants 10/31/13 (a)	193,400	280
		56,851
Commercial Services & Supplies - 2.3%
Cenveo, Inc. (a)	2,186,400	8,199
Deluxe Corp.	1,491,927	35,239
R.R. Donnelley & Sons Co.	363,600	5,927
The Brink's Co.	389,160	10,815
Waste Management, Inc.	278,308	9,165
		69,345
Electrical Equipment - 2.3%
Belden, Inc.	856,834	27,659
Emerson Electric Co.	136,500	6,568
General Cable Corp. (a)	453,600	12,719
Polypore International, Inc. (a)	451,600	23,686
		70,632
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	90,090	3,759
General Electric Co.	896,117	14,974
Tyco International Ltd.	267,791	12,198
		30,931
Machinery - 1.8%
Accuride Corp. warrants 2/26/12 (a)	352,472	2
Fiat Industrial SpA (a)	1,365,577	11,915
Ingersoll-Rand Co. Ltd.	808,777	25,177
Stanley Black & Decker, Inc.	152,597	9,743
Timken Co.	187,566	7,900
		54,737
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,723
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	590,870	8,331
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	271,800	$ 6,037
Hertz Global Holdings, Inc. (a)	583,000	6,763
		21,131
TOTAL INDUSTRIALS		396,875
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	417
Cisco Systems, Inc.	1,556,200	28,836
JDS Uniphase Corp. (a)	136,700	1,640
Motorola Mobility Holdings, Inc.	63,912	2,485
		33,378
Computers & Peripherals - 4.2%
Apple, Inc. (a)	253,937	102,789
EMC Corp. (a)	1,160,700	28,449
		131,238
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	489,587	14,839
DDi Corp.	23,328	214
SMTC Corp. (a)	343,580	711
Viasystems Group, Inc. (a)	441,914	9,099
		24,863
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	117,818	2,555
VeriSign, Inc.	194,300	6,235
		8,790
IT Services - 0.3%
CACI International, Inc. Class A (a)	152,000	8,343
Office Electronics - 0.4%
Xerox Corp.	1,439,358	11,774
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	1,061,926	15,897
Freescale Semiconductor Holdings I Ltd.	299,400	3,949
Intel Corp.	376,819	9,247
Intersil Corp. Class A	1,177,013	14,089
Micron Technology, Inc. (a)	1,446,400	8,085
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	224,800	$ 4,040
ON Semiconductor Corp. (a)	10,469,747	79,256
		134,563
Software - 1.0%
Autodesk, Inc. (a)	236,100	8,169
Citrix Systems, Inc. (a)	236,201	17,203
Microsoft Corp.	91,200	2,429
Nuance Communications, Inc. (a)	136,400	3,612
		31,413
TOTAL INFORMATION TECHNOLOGY		384,362
MATERIALS - 13.5%
Chemicals - 10.6%
Dow Chemical Co.	1,355,206	37,783
H.B. Fuller Co.	380,376	8,174
LyondellBasell Industries NV Class A	6,913,158	227,168
OMNOVA Solutions, Inc. (a)	2,295,993	10,171
Phosphate Holdings, Inc. (a)	192,500	1,540
Solutia, Inc. (a)	554,000	9,003
TPC Group, Inc. (a)	93,624	1,860
W.R. Grace & Co. (a)	737,191	30,807
		326,506
Containers & Packaging - 1.6%
Rock-Tenn Co. Class A	801,377	47,434
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	437,500	19,779
Ormet Corp. (a)	500,000	3,250
Ormet Corp. (a)(j)	150,000	975
Teck Resources Ltd. Class B (sub. vtg.)	341,500	13,689
		37,693
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	231,700	3,823
TOTAL MATERIALS		415,456
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc.	621,786	$ 21,924
Level 3 Communications, Inc. (a)(e)	184,741	4,931
		26,855
UTILITIES - 4.7%
Independent Power Producers & Energy Traders - 4.7%
Calpine Corp. (a)	2,132,400	32,349
The AES Corp. (a)	10,103,278	113,359
		145,708
TOTAL COMMON STOCKS (Cost $2,835,627)		2,911,003
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,684
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	360,987	7,566
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		13,250
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	27
7.125% 7/15/13 (d)	6,805	74
7.2% 1/15/11 (d)	18,790	205
8.25% 7/15/23 (d)	20,460	223
8.375% 7/15/33 (d)	41,210	449
8.8% 3/1/21 (d)	8,800	96
		1,074
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 9.75% 3/1/18 (g)	$ 2,255	$ 1,590
TOTAL CONSUMER DISCRETIONARY		2,664
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	3,793
TOTAL NONCONVERTIBLE BONDS (Cost $6,086)		6,457
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.7458% 3/23/14 (h)	9,010	7,771
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7574% 10/10/17 (h)	4,289	2,954
TOTAL FLOATING RATE LOANS (Cost $11,454)		10,725
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	103,257,755	$ 103,258
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	21,320,845	21,321
TOTAL MONEY MARKET FUNDS (Cost $124,579)		124,579
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,999,808)		3,066,014
NET OTHER ASSETS (LIABILITIES) - 0.4%		11,085
NET ASSETS - 100%		$ 3,077,099
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,590,000 or 0.1% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $978,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,743
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 23
Fidelity Securities Lending Cash Central Fund	113
Total	$ 136
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 7,696	$ -	$ -	$ -	$ 6,018
OMNOVA Solutions, Inc.	15,521	-	-	-	-
Service Corp. International	134,599	1,717	-	643	130,309
Total	$ 157,816	$ 1,717	$ -	$ 643	$ 136,327
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 625,537	$ 625,534	$ -	$ 3
Consumer Staples	78,468	72,784	-	5,684
Energy	447,468	447,468	-	-
Financials	209,704	209,704	-	-
Health Care	193,820	193,820	-	-
Industrials	396,875	396,875	-	-
Information Technology	384,362	384,362	-	-
Materials	415,456	415,456	-	-
Telecommunication Services	26,855	26,855	-	-
Utilities	145,708	145,708	-	-
Corporate Bonds	6,457	-	5,383	1,074
Floating Rate Loans	10,725	-	10,725	-
Money Market Funds	124,579	124,579	-	-
Total Investments in Securities:	$ 3,066,014	$ 3,043,145	$ 16,108	$ 6,761
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,861
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(438)
Cost of Purchases	-
Proceeds of Sales	(343)
Amortization/Accretion	681
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,761
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (438)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $2,999,846,000. Net unrealized appreciation aggregated $66,168,000, of which $490,083,000 related to appreciated investment securities and $423,915,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011